Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (1,681,783)	$ (51,263)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,506	5,577
Amortization of right-of-use assets	1,229	1,159
Amortization of premiums and accretion of discounts on marketable securities	1,201	(1,964)
Amortization of strategic premium	(655)	(873)
Gain on property and equipment disposals	3	(90)
Stock-based compensation expense	17,024	6,811
Change in fair value of convertible preferred stock warrant liabilities	20,765	94
Change in fair value of convertible preferred stock tranche liabilities	999,865
Change in fair value of assumed common stock warrant liabilities	581,863
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(9,648)	(550)
Accounts payable, accrued liabilities and accrued compensation	2,447	319
Operating lease liability	(1,080)	(951)
Net cash used in operating activities	(61,263)	(41,731)
Investing activities
Purchases of property and equipment	(24,093)	(9,846)
Proceeds from maturities of marketable securities	113,006	239,500
Purchases of marketable securities	(891,561)	(196,353)
Net cash (used in) provided by investing activities	(802,648)	33,301
Financing activities
Proceeds from exercise of stock options	599	394
Proceeds from issuance of Series F preferred stock, net of issuance costs	176,462
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs	99,800
Business Combination, net of issuance costs paid	676,863
Net cash provided by financing activities	953,724	394
Net increase (decrease) in cash, cash equivalents and restricted cash	89,813	(8,036)
Cash, cash equivalents and restricted cash at beginning of period	25,596	33,632
Cash, cash equivalents and restricted cash at end of period	115,409	25,596
Supplemental disclosure of cash flow information
Purchases of property and equipment, accrued but not paid	4,170	$ 2,547
Business Combination transaction costs, accrued but not paid	1,016
Net assets assumed from Business Combination	$ 592